BENEFIT PLANS	3 Months Ended
Dec. 31, 2013
BENEFIT PLANS [Abstract]
BENEFIT PLANS

NOTE 10 - BENEFIT PLANS

The Association participates in the Pentegra Defined Benefit Plan for Financial Institutions ("The Pentegra DB Plan"), a tax-qualified defined-benefit pension plan. The Pentegra DB Plan's Employer Identification Number is 13-5645888 and the Plan Number is 333. The Pentegra DB Plan operates as a multi-employer plan for accounting purposes and as a multiple-employer plan under the Employee Retirement Income Security Act of 1974 and the Internal Revenue Code. There are no collective bargaining agreements in place that require contributions to the Pentegra DB Plan.

The Pentegra DB Plan is a single plan under Internal Revenue Code Section 413C and, as a result, all of the assets stand behind all of the liabilities. Accordingly, under the Pentegra DB Plan contributions made by a participating employer may be used to provide benefits to participants of other participating employers.

Funded Status (Market value of plan assets divided by funding target) as of July 1,

	2013*	2012
Source	Valuation	Valuation
	Report	Report

Association Plan	93.86%	100.75%

*Market value of plan assets reflects any contributions received through September 30, 2013

Employer Contributions

Total contributions made to the Pentegra DB Plan, as reported on For 5500, equal $135,230,000 and $191,845,000 for the plan years ending June 30, 2013 and June 30, 2012, respectively. The Association's contributions to the Pentegra DB Plan are not more than 5% of the total contributions to the Pentegra DB Plan.

The following contributions were paid by the Association during the three months ended December 31, 2013 and the fiscal years ending September 30, 2013 and 2012.

December 31,		September 30,		September 30,
2013		2013		2012
Date Paid	Amount	Date Paid	Amount	Date Paid	Amount
12/27/2013	$175,205	12/31/2012	$248,993	12/27/2011	$569,618

This plan was "frozen" as of February 1, 2013. Contributions will be limited to sustaining earned participant benefits.

401(k) Plan: A 401(k) benefit plan allows employee contributions up to 15% of their compensation, which are matched equal to 50% of the first 6% of the compensation contributed. Expense for the three months ended December 31, 2013 and 2012 and for the years ended September 30, 2013 and 2012 was $11,000, $0, $46,000 and $16,000, respectively.

Deferred Compensation Plan: A deferred compensation plan covers all directors and certain executive officers. Under the plan, the Association pays each participant, or their beneficiary, the amount of fees deferred plus interest over 20 years, beginning with the individual's termination of service. A liability is accrued for the obligation under these plans. In January 2003, the Association adopted a non-contributory retirement plan which provides benefits to directors and certain key officers. The Company's obligations under the plan have been informally funded through the purchase of single premium key man life insurance of which the Company is the beneficiary. The expense incurred for the deferred compensation for the three months ended was $47,000 and $39,000, respectively and for each of the last two years $181,000 and $173,000, respectively resulting in a deferred compensation liability of $1,370,000, $1,340,000 and $1,264,000 at December 31, 2013 and September 30, 2013 and 2012. The cash surrender value of the key man life insurance policies totaled $6,936,000, $6,887,000 and $6,685,000 at December 31, 2013 and September 30, 2013 and 2012, respectively.